Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	50,000,000,000	50,000,000,000	50,000,000,000
Common stock, shares issued	22,196,289,678	18,546,628,778	18,546,628,778
Common stock, shares outstanding		18,546,628,778	18,546,628,778